NOTE 13 - RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
NOTE 13 - RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

Due from related party

As of March 31, 2023 and December 31, 2022, the Company had amounts due from related parties of $400,893 and $326,324, respectively. The loans are unsecured, non-interest bearing and due on demand.

Due to related parties

As of March 31, 2023 and December 31, 2022, the Company had amounts due to related parties of $26,613. The amounts are unsecured, non-interest bearing and due on demand.

Employment agreements

During the three months ended March 31, 2023 and 2022, the Company recorded management salaries of $144,000 and stock-based compensation bonuses of $11,230 and $41,139, respectively.

As of March 31, 2023 and December 31, 2022, the Company recorded and accrued management salaries of $104,628 and $79,628, respectively.

NOTE 13 - RELATED PARTY TRANSACTIONS

Due from related party

During the year ended December 31, 2021, the Company loaned $220,674 to our CEO and applied to due to CEO of $8,004.

During the year ended December 31, 2021, the Company wrote off due from related party of $10,148.

During the years ended December 31, 2022 and 2021, the Company loaned $1,000 and $220,674 to a related party and collected $700 and $226, respectively.

As of December 31, 2022 and 2021, the Company had due from related parties of $326,324 and $424,086, respectively. The loans are unsecured, non-interest bearing and due on demand.

Due to related parties

During the years ended December 31, 2022 and 2021, the Company repaid $0 and $90,787, respectively, to the CEO and CFO of the Company.

As of December 31, 2022 and 2021, the Company had amounts due to related parties of $26,613. The amounts are unsecured, non-interest bearing and due on demand.

Debt to Equity Swap

During the year ended December 31, 2021 the Company recorded a debt to equity swap of $1,647,150 as additional paid in capital.

Employment agreements

During the years ended December 31, 2022 and 2021, the Company recorded management salaries of $576,000 and $558,000, respectively, and stock-based compensation bonuses of $107,600 and $1,037,568, respectively.

As of December 31, 2022 and 2021, the Company recorded and accrued management salaries of $79,628 and $92,229, respectively.